REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                               NEW YORK, NY 10020


                                                            November 8, 2007

VIA EDGAR TRANSMISSION


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re:     Florida Daily Municipal Income Fund
        Investment Company Act File No. 811-8654
        Form N-CSR
        Certified Shareholder Report of Registered Investment Companies


Dear Sir or Madam:

     On behalf of Florida Daily Municipal Income Fund (the "Fund"), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund's Form N-CSR and applicable exhibits for the period ending August 31, 2007.


                                                           Very truly yours,


                                                       /s/ Lisette Rivera
                                                           ------------------
                                                           Lisette Rivera
                                                           Compliance Assistant


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